[LOGO OF API TRUST]
--------------------------------------------------------------------------------
Growth Fund
Capital Income Fund
Multiple Index Trust
Yorktown Classic Value Trust
Treasuries Trust


                               ANNUAL REPORT DATED MAY 31, 2000

        [LOGO OF API TRUST]



             CONTENTS

Letter to Shareholders               1

Growth Fund
 Performance                         4
 Schedule of Investments             5
 Financial Statements                8

Capital Income Fund
 Performance                        15
 Schedule of Investments            16
 Financial Statements               17

Multiple Index Trust
 Performance                        24
 Schedule of Investments            25
 Financial Statements               26

Yorktown Classic Value Trust
 Performance                        32
 Schedule of Investments            33
 Financial Statements               34

Treasuries Trust
 Performance                        41
 Schedule of Investments            42
 Financial Statements               43

Report of Independent Accountants   49

                              [LOGO OF API TRUST]

Dear Fellow Shareholders:

Speak softly and carry a big stick. (Teddy Roosevelt). Quietly, the API Trust has created the big stick. The battle rages and the weak will fail. Under-di-versified portfolios tend to rise and fall with the heat of the moment. They may win the battle, but lose the war; they may intimidate some investors to join after the success has been realized, only to meet defeat when markets consolidate under the close scrutiny of audited earnings reports. The example of the Internet craze is a case in point. Our strategy of controlling risk through diversification and investing in other mutual funds is reflected in our performance results. Information concerning the performance of our portfo-lios is included within this report.

STRATEGIES AFFECTING FISCAL YEAR 2000 RESULTS: Growth Fund, Capital Income Fund, Multiple Index Trust and Yorktown Classic Value Trust.

We believe in owning the best investment opportunities in each and every sec-tor and sub-sector of the financial markets. As you read through the invest-ments in each of the portfolios, you will find investments in literally every market and every major stock exchange worldwide. With few exceptions for il-liquid securities and markets that are not fully free markets, such as Russia, you own more of what is good in this world's market than any other fund. We strongly believe more is better. We have found that portfolios that hold fewer securities than the actual benchmark to which they are compared tend to be more volatile, and fail over the long-term to achieve superior performance. Our strategy is simple, buy the best . . . whether it's individual securities, indexed securities or specialized funds.

STRATEGIES AFFECTING FISCAL YEAR 2000 RESULTS: Treasuries Trust

From its inception on July 2, 1997, the Treasuries Trust has produced an annualized rate of return of 5.34%. These have been very turbulent times within the fixed income marketplace. As the Federal Reserve Board has made nu-merous increases in short-term interest rates (6 increases through May, 2000), it has become necessary to position the Treasuries Trust in both a defensive posture for the short-term until the economy slows, and an offensive posture for long-term capital appreciation for the year 2001. We believe we have taken advantage of the negative impact of short-term rate increases to the fullest extent, and believe that right now may be one of the best opportunities for investors in fixed-income securities to lock in significant potential for capital gains. The Federal Reserve has flashed the yellow caution light for slowing down the economy for the remainder of the year 2000. We see the benefits of a low in-flationary, moderate growth economy as being the best case scenario for Trea-suries Trust investors.

As we look back over the last 12 months, the continued prosperity of the United States and Western Europe has created significant investment opportuni-ties. As Old World economies meet New World opportunities, economic activity has risen to levels not seen in mature, developed countries. Performance of the major U.S. Equity Markets remained strong through March 31, 2000, driven by rising productivity and corporate earnings. However, inflation fears prompted the Federal Reserve Board to continue its more restrictive monetary policy. The Fed followed up its interest rate increases of June 30 and August 24, 1999 with four additional rate increases between November, 1999 and May, 2000. As of this writing, the federal funds rate -- the rate banks charge each other on overnight loans -- is 6.5%, the highest it has been in five years.

While these rate increases were not enough to completely dampen investors' en-thusiasm, they introduced a new note of caution--at least for the "old econo-my" stocks of the Dow Jones Industrial Average. At first, the NASDAQ Composite (the index that includes many younger technology and small capitalization com-panies) seemed unfazed by the interest rate increases. In fact, soaring prices and demand for technology stocks kept prices high and were largely responsible for the overall market's impressive gains through December, 1999. During April and May, 2000 Fed policy has resulted in sharp declines in both the NASDAQ Composite and the S&P 500, as well as overseas markets. We believe this re-sults in a healthy reality check for both long-term growth and inflation pre-vention.

FORECAST OF ECONOMIC GROWTH AND INFLATION

The release of economic data over the past six months has prompted The Federal Reserve to hold fast with its consistent tightening of monetary policy. Real GDP is expected to grow 4.5%+ this calendar year. That compares with growth of 4.2% last year and 4.3% in 1998. It would also mark the largest year after year rising of real GDP since 1984. These consistent increases in GDP have re-enforced the Fed's concerns that tight labor markets may ultimately lead to acceleration in labor costs beyond the rate of growth in productivity.

Our forecast for the remainder of the year 2000 continues to show that there will be a real effect to the Federal Reserve's consistent increasing of short-term interest rates to slow economic growth within the United States. We be-lieve the GDP will slow to approximately

3% by the fourth quarter and continue throughout the year 2001. Slower con-sumer spending is expected to be the primary catalyst for moderating growth. Total housing starts and auto sales should slow to sustainable levels that are beneath Federal Reserve concerns for triggering inflation over this cool-down period.

As far as the Global Markets are concerned, real GDP growth has risen for Eu-rope and most of the Pacific Far East. With the exception of Japan, the con-sensus forecast for short-term interest rates in the major industrial econo-mies continues to rise, with central banks in most nations now in full tight-ening mode. The consensus has been consistently wrong about the value of the Euro versus the U.S. dollar for more than a year. Nonetheless, most analysts continue to predict the Euro will rise sharply in value against the U.S dollar before year-end.

We believe that nowhere in the world of finance and investment strategy is there a greater enemy than under-diversification. With the explosion of infor-mation in the new economy age, investors are constantly bombarded with sensa-tionalism, which attracts assets but holds great risk as certain sectors of the markets move in and out of the leader list. Successful investing requires an open mind, close scrutiny and patience.

GOING FORWARD

We believe this period of extraordinary returns in the U.S. and European fi-nancial markets should be viewed as an outgrowth of the actual success of the underlying companies within these markets. We do not believe these markets are overpriced. In fact, we believe there is significant opportunity for investors who have at least a two to five year time horizon. Many world stock markets have underperformed the 12-14% annualized rates of return that today's envi-ronment makes it reasonable to expect. As a result, we see significant oppor-tunities as we enter the second half of 2000.

PricewaterhouseCoopers LLP, independent accountants for the API Trust mutual funds, have completed their annual examination, and audited financial state-ments for the fiscal year ended May 31, 2000 accompany this report.

Thank you for your continued confidence. We look forward to the future with your support.

Best Regards,

/s/ David D. Basten
David D. Basten
President

                              [GROWTH FUND GRAPH]
         Comparison of change in value of $10,000 in the Growth Fund,
       MSCI World Index and the Consumer Price Index, year ended May 31.
                        1990      1991      1992      1993      1994      1995
Growth Fund           $10,000   $11,356   $11,915   $13,467   $14,626   $16,275
Consumer Price Index   10,000    10,495    10,813    11,161    11,416    11,780
MSCI World Index       10,000    10,126    10,304    11,793    12,990    14,411
                         1996      1997      1998      1999      2000
Growth Fund            $19,698   $21,336   $25,348   $27,395   $34,017
Consumer Price Index    12,121    12,392    12,601    12,864    13,253
MSCI World Index        17,057    20,054    24,158    27,428    31,254
                                AVERAGE ANNUAL
                                 TOTAL RETURN
                          1 Year    5 Year    10 Year
                          22.67%    15.89%    13.02%
Past performance is not predictive of future performance

                        AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                  May 31, 2000

                                        Shares   Value
                                        ------   -----
MUTUAL FUNDS -- 64.49%
Large Cap Growth Funds -- 1.73%
Legg Mason Value Trust                  15,497 $1,159,354
Rydex Series Trust OTC Fund             14,179    347,253
                                               ----------
                                                1,506,607
                                               ----------
Large Cap Core Funds -- 0.61%
Enterprise Growth Fund                  23,894    534,528
                                               ----------
Large Cap Value Funds -- 4.80%
Davis New York Venture Fund             87,779  2,722,027
Pioneer Fund Inc.                       29,946  1,463,483
                                               ----------
                                                4,185,510
                                               ----------
Multi Cap Growth
 Funds -- 1.91%
MFS Emerging Growth Fund                16,671  1,049,128
Phoenix Seneca Strategic Theme Fund     30,122    616,001
                                               ----------
                                                1,665,129
                                               ----------
Multi Cap Core Funds -- 2.12%
Vanguard Index Total Stock Market Fund  58,783  1,849,909
                                               ----------
Mid Cap Growth Funds -- 3.11%
AIM Equity Aggressive Growth Fund       22,614  1,526,006
IDEX Capital Appreciation Fund          36,411  1,184,106
                                               ----------
                                                2,710,112
                                               ----------
Mid Cap Core Funds -- 4.96%
AIM Mid Cap Equity Fund                 28,928    766,595
Sentinel Mid Cap Growth Fund, Inc.      69,790  1,436,996
Vanguard Index Extended Market Fund     65,627  2,122,405
                                               ----------
                                                4,325,996
                                               ----------
Mid Cap Value Funds -- 0.36%
Boston Partners Mid Cap Value Fund      28,544    315,414
                                               ----------
Small Cap Growth Funds -- 3.30%
Kemper Small Cap Equity Fund            88,203    591,846
Phoenix Small Cap Fund                  55,960  1,397,345
Transamerica Small Company Fund         25,342    892,042
                                               ----------
                                                2,881,233
                                               ----------

                                               Shares     Value
                                               ------     -----
Small Cap Core Funds -- 1.17%
Guardian Park Avenue Small Cap Fund             60,610 $ 1,019,463
                                                       -----------
Emerging Markets Funds -- 3.70%
Goldman Sachs Emerging Markets Fund             63,199     666,123
Deutsche Emerging Markets Equity Fund           41,993     318,729
Putnam Emerging Markets Fund                   214,155   2,244,347
                                                       -----------
                                                         3,229,199
                                                       -----------
Small Cap Value Funds -- 1.24%
Goldman Sachs Small Cap Value Fund              51,882   1,078,124
                                                       -----------
Equity Income Funds -- 0.38%
Kemper-Dreman High Return Fund                  11,824     328,853
                                                       -----------
European Region Funds -- 3.36%
Flag Investors European Mid-Cap Fund            33,288     697,071
Kemper New Europe Fund                          46,220     783,903
Vanguard International Equity Index Fund        52,891   1,449,749
                                                       -----------
                                                         2,930,723
                                                       -----------
Global Funds -- 0.32%
Janus Worldwide Fund                             3,741     276,805
                                                       -----------
Global Small Cap Funds -- 2.47%
American SmallCap World Fund                    57,101   2,151,601
                                                       -----------
International Funds -- 14.55%
Deutsche EAFE Equity Index Fund                621,149   8,323,402
Dresdner RCM International Growth Equity Fund   22,714     419,988
Deutsche International Select Equity Fund       32,807     794,608
Neuberger International Fund                    20,294     416,438
Pioneer International Growth Fund               55,549   1,195,433
Putnam International Growth Fund                54,760   1,533,833
                                                       -----------
                                                        12,683,702
                                                       -----------
Latin American Fund -- 1.36%
T. Rowe Price Latin America Fund               124,223   1,190,062
                                                       -----------

                        AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                       SCHEDULE OF INVESTMENTS, Continued
                                  May 31, 2000

                                       Shares    Value
                                       ------    -----
Pacific Region Funds -- 0.62%
Flag Investors Top Asia Fund           26,301 $   542,346
                                              -----------
Pacific Ex Japan Funds -- 0.86%
Goldman Sachs Growth Fund              67,191     751,869
                                              -----------
S&P 500 Funds -- 9.52%
Deutsche Equity 500 Index Fund          2,105     373,043
Federated Index Trust Max-Cap Fund     71,257   2,065,764
T. Rowe Price Index Equity Index Fund  22,155     848,565
SSGA S&P 500 Index Fund                72,210   1,785,031
Vanguard Index 500 Portfolio           24,584   3,225,484
                                              -----------
                                                8,297,887
                                              -----------
Science & Technology
 Funds -- 2.04%
John Hancock Global Technology Fund    23,174   1,779,143
                                              -----------
 Total Mutual Funds
  (cost $40,709,870)                           56,234,215
                                              -----------
COMMON STOCKS -- 15.60%
Banks -- 1.34%
Associated Banc Corp.                   3,700      94,176
Pacific Century Financial               6,600     148,500
Compass Bancshares                      5,800     117,450
Fleet Boston Corp.                      3,600     136,125
First Union Corp.                       3,300     116,119
National Australia Bank                 1,500     111,563
National City Corp.                     5,200     104,000
Regions Financial Corp.                 4,800     108,600
Summit Bancorp                          4,000     114,750
Wachovia Corp.                          1,700     117,512
                                              -----------
                                                1,168,795
                                              -----------
Beverage Industry -- 0.26%
Coca Cola Co.                           4,200     224,175
                                              -----------
Chemical Industry -- 0.22%
Dow Chemical Co.                        1,800     192,713
                                              -----------
Computer &
 Peripherals -- 0.80%
EMC Corp.                               6,000     697,875
                                              -----------

                                       Shares   Value
                                       ------   -----
Computer Software &
 Services -- 3.34%
Adobe Systems                           2,200 $  247,638
Electronics for Imaging Inc.            1,700     62,581
Oracle Corp.                           31,000  2,228,125
Siebel Systems                          3,200    374,400
                                              ----------
                                               2,912,744
                                              ----------
Diversified Companies -- 1.36%
Citi Group                             19,000  1,181,563
                                              ----------
Drug Industry -- 0.58%
Bristol Myers Squibb Co.                1,400     77,087
Merck & Co. Inc.                        2,900    216,413
Pfizer Inc.                             4,800    213,900
                                              ----------
                                                 507,400
                                              ----------
Drugstore Industry -- 0.50%
CVS Corp.                              10,000    435,000
                                              ----------
Electrical Equipment -- 0.24%
Emerson Electric Co.                    3,500    206,500
                                              ----------
Entertainment -- 0.42%
Disney (Walt) Co.                       8,600    362,813
                                              ----------
Food Processing
 Industry -- 0.49%
Campbell Soup Co.                       7,000    217,000
General Mills Co.                       5,300    210,343
                                              ----------
                                                 427,343
                                              ----------
Foreign
 Telecommunications -- 0.75%
Nortel Networks                        12,000    651,750
                                              ----------
Medical Supplies
 Industry -- 1.72%
Johnson & Johnson                      16,786  1,502,347
                                              ----------
Petroleum Industry -- 0.23%
Ashland Inc.                            5,800    202,638
                                              ----------
Railroads -- 0.22%
Kansas City Southern Industries, Inc.   2,800    188,300
                                              ----------
Retail -- 1.09%
TJX Corp.                              17,500    378,437
Wal Mart Stores Inc.                   10,000    576,250
                                              ----------
                                                 954,687
                                              ----------

                        AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                       SCHEDULE OF INVESTMENTS, Continued
                                  May 31, 2000

                                        Shares    Value
                                        ------    -----

Securities Brokerage -- 0.48%
Merrill Lynch & Co. Inc.                 4,200 $   414,225
                                               -----------
Semiconductor -- 1.56%
Advance Micro Devices                    6,000     488,625
Atmel Corp.                              6,600     252,038
Intel Corp.                              5,000     623,437
                                               -----------
                                                 1,364,100
                                               -----------
 Total Common Stocks
  (cost $10,137,506)                            13,594,968
                                               -----------
EXCHANGE TRADED INDEX SHARES -- 19.91%
Diamonds Trust Series                   30,000   3,158,439
i Shares MSCI Canada Index Fund          7,000     127,312
i Shares MSCI Germany Index
 Fund                                    5,000     123,750
i Shares MSCI Hong Kong Index
 Fund                                   11,000     127,875


                                  Shares    Value
                                  ------    -----

i Shares MSCI Japan Index Fund     8,500 $   122,187
i Shares MSCI Belgium Index Fund   9,500     124,688
i Shares MSCI Switzerland Index
 Fund                              7,500     118,125
i Shares MSCI Austria Index Fund  15,500     123,031
i Shares MSCI United Kingdom
 Index Fund                        6,500     123,094
i Shares MSCI Mexico Index Fund    8,000     120,500
SPDR -- Nasdaq 100 Index          31,000   2,573,483
SPDR -- S&P 500 Index             43,000   6,127,500
SPDR -- Financial Sector Index    71,000   1,778,330
SPDR -- Technology Sector Index   53,000   2,616,875
                                         -----------
 Total Exchange Traded Index Shares
  (cost $16,655,934)                      17,365,189
                                         -----------

 Total
  Investments
  (cost
  $67,503,310)$87,194,372
              ===========

                        AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                  May 31, 2000

Assets:
 Investments at value (identified cost of $67,503,310)             $87,194,372
 Cash                                                                2,581,710
 Other assets                                                           63,194
                                                                   -----------
    Total assets                                                    89,839,276
                                                                   -----------
Liabilities:
 Accrued distribution fees                                              68,231
 Accrued advisory fees                                                  70,147
 Payable for shareholder redemptions                                    31,380
 Payable for securities purchased                                    1,111,724
 Other liabilities                                                      98,635
                                                                   -----------
    Total liabilities                                                1,380,117
                                                                   -----------
     Net Assets                                                    $88,459,159
                                                                   ===========
Shares of beneficial interest outstanding (unlimited number of no
 par value shares authorized)                                        5,688,913
                                                                   ===========
Net asset value and offering price per share outstanding           $     15.55
                                                                   ===========

The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                            STATEMENT OF OPERATIONS
                        for the year ended May 31, 2000

Investment Income:
 Dividends                                                  $   439,458
 Interest                                                        63,331
                                                            -----------
    Total income                                                502,789
                                                            -----------
Expenses:
 Investment advisory fees                                       810,368
 Distribution fees                                              810,793
 Transfer agent fees                                            229,389
 Custodial fees                                                  24,545
 Professional fees                                              105,389
 Registration fees                                               20,970
 Trustee fees                                                    18,326
 Insurance                                                       33,608
 Shareholder reports                                             17,905
 Miscellaneous                                                    7,688
                                                            -----------
                                                              2,078,981
 Less expenses waived by investment advisor and distributor    (125,996)
                                                            -----------
   Total expenses                                             1,952,985
                                                            -----------
   Net investment loss                                       (1,450,196)
                                                            -----------
Realized and unrealized gain (loss) on investments:
 Net realized gain from security transactions                 7,983,395
 Capital gain distributions from mutual funds                 2,134,251
 Change in unrealized appreciation on investments             7,054,155
                                                            -----------
    Net realized and unrealized gain on investments          17,171,801
                                                            -----------
     Net increase in net assets resulting from operations   $15,721,605
                                                            ===========

The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
                   for the years ended May 31, 2000 and 1999

                                                         2000          1999
                                                         ----          ----
Operations:
 Net investment loss                                 $ (1,450,196) $ (1,080,271)
 Net realized gain from security transactions           7,983,395     3,675,641
 Capital gain distributions from mutual funds           2,134,251     3,666,807
 Net change in unrealized appreciation on
  investments                                           7,054,155      (538,472)
                                                     ------------  ------------
    Increase in net assets resulting from operations   15,721,605     5,723,705
                                                     ------------  ------------
Distributions:
 From net realized gain on security transactions       (8,434,195)   (5,447,088)
                                                     ------------  ------------
    Decrease in net assets resulting from
     distributions                                     (8,434,195)   (5,447,088)
                                                     ------------  ------------
Capital share transactions:
 Proceeds from sale of 1,081,060 and 649,068 shares    17,435,364     8,869,932
 Value of 625,631 and 406,482 shares issued upon
  reinvestment of dividends                             8,289,551     5,316,787
 Cost of 1,075,090 and 1,458,980 shares redeemed      (16,317,311)  (19,872,341)
                                                     ------------  ------------
    Increase (decrease) in net assets resulting from
     capital share transactions                         9,407,604    (5,685,622)
                                                     ------------  ------------
    Total increase (decrease) in net assets            16,695,014    (5,409,005)
Net assets:
 Beginning of year                                     71,764,145    77,173,150
                                                     ------------  ------------
 End of year                                         $ 88,459,159  $ 71,764,145
                                                     ============  ============

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                             FINANCIAL HIGHLIGHTS
                     for the five years ended May 31, 2000

                              2000      1999      1998      1997      1996
                              ----      ----      ----      ----      ----
For a share outstanding
 throughout each year:
Net asset value, beginning
 of year                     $ 14.19   $ 14.13   $ 13.42   $ 14.00   $ 12.48
                             -------   -------   -------   -------   -------
Income from investment
 operations:
 Net investment loss            (.25)     (.21)    (0.08)    (0.17)    (0.14)
 Net realized and unrealized
  gain on investments           3.35      1.32      2.36      1.25      2.67
                             -------   -------   -------   -------   -------
    Total income from
     investment operations      3.10      1.11      2.28      1.08      2.53
                             -------   -------   -------   -------   -------
Distributions:
 From net realized gain on
  security transactions        (1.74)    (1.05)    (1.57)    (1.66)    (1.01)
                             -------   -------   -------   -------   -------
    Total distributions        (1.74)    (1.05)    (1.57)    (1.66)    (1.01)
                             -------   -------   -------   -------   -------
     Net asset value, end of
      year                   $ 15.55   $ 14.19   $ 14.13   $ 13.42   $ 14.00
                             =======   =======   =======   =======   =======
Total return(/1/)              24.17%     8.46%    18.39%     8.32%    21.03%
Ratios/Supplemental Data:
 Net assets, end of year
  (000's omitted)            $88,459   $71,764   $77,173   $68,717   $68,306
 Ratio of expenses to
  average net assets(/2/)       2.42%     2.32%     2.18%     2.18%     2.24%
 Ratio of net investment
  income (loss) to average
  net assets                   (1.79)%   (1.49)%   (0.62)%   (1.31)%   (1.08)%
 Portfolio turnover rate          61%       86%       57%       84%       63%

-----------

(/1/) Does not reflect contingent deferred sales charge.

(/2/) Without fees waived by the investment advisor and distributor, the ratio of expenses to average net assets would have been 2.57%, 2.58%, 2.54%, 2.55% and 2.57%, respectively.

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                         NOTES TO FINANCIAL STATEMENTS

1. Organization:

   American Pension Investors Trust (the "Trust") is organized as a Massachu-setts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is comprised of six separate portfolios. The accom-panying financial statements include only the Growth Fund (the "Fund").

   The Fund's investment objective is growth of capital. The Fund seeks to achieve its objective by investing primarily in mutual funds ("underlying funds") that invest primarily in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants) and that seek long-term capital growth or appreciation.

2. Significant Accounting Policies:

  a. Portfolio Valuation

     The investments of the Fund consist primarily of mutual funds that are valued daily at their respective closing net asset values in accordance with the 1940 Act. Equity securities listed or regularly traded on a se-curities exchange are valued at the last quoted sales price on the ex-change where they are principally traded.

  b. Security Transactions and Investment Income

     Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Divi-dend income and distributions to shareholders are recorded on the ex-div-idend date. Interest income and expenses are recorded on an accrual ba-sis.

  c. Federal Income Taxes

     The Trust's policy is for the Funds to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to its shareholders. Therefore, no federal income tax pro-vision is required.

     As of May 31, 2000, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation on a federal income tax ba-sis, and the gross unrealized appreciation and depreciation with respect to securities where there is an excess of value over tax cost or tax cost over value were $67,548,798, $19,645,574, $19,976,987 and $331,413, re-
     spectively.

  d. Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                   NOTES TO FINANCIAL STATEMENTS, Continued


2. Significant Accounting Policies, continued:

     financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those esti-mates.

  e. Cash and Cash Equivalents

     Cash and cash equivalents include amounts invested in overnight money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.

3. Investment Advisory Agreement:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose princi-pal stockholder is also a trustee of the Trust, serves as the Fund's in-vestment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of 1.00% of the first $100 million of the average daily net assets of the Fund and .75% of the average daily net assets exceeding $100 million. The Advisor reduces its advisory fees (not below zero) to the extent that the Distributor (see
   Note 4) receives any dealer reallowances or 12b-1 fees resulting from the Fund's purchase of shares of underlying funds. During the year ended May 31, 2000, the Advisor waived $111,895 of its fees.

4. Distribution Plan and Fees:

   Yorktown Distributors, Inc. (the "Distributor") distributes shares of the Fund pursuant to a Rule 12b-1 distribution plan adopted by the Trust. The plan provides that the Distributor shall receive annual fees of 1.00% of the Fund's average daily net assets. The Distributor waives a portion of its fees pursuant to certain rules of the National Association of Securi-ties Dealers, Inc. ("NASD"). Under these rules, 12b-1 fees received by Dis-tributors are combined with those charged by the underlying funds in deter-mining the maximum percentage limits currently permitted by the NASD. Dur-ing the year ended May 31, 2000, the Distributor waived $14,101 of its fees.

   In addition, to the extent possible, the Distributor is generally desig-nated as the dealer entitled to receive the dealer reallowance portion of the sales charge on purchases of underlying load fund shares by the Fund. During the year ended May 31, 2000, the Distributor received $111,895 from brokerage commissions earned on its execution of purchases of portfolio in-vestments for the Fund. The principal stockholder of the Distributor is also a trustee of the Trust.

   A 1.50% contingent deferred sales charge is generally imposed on redemp-tions made within five years of the date that Fund shares are purchased.

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                   NOTES TO FINANCIAL STATEMENTS, Continued


5. Investment Activity:

   For the year ended May 31, 2000, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $51,243,939 and $48,171,623, respectively.

6. Composition of Net Assets:

   At May 31, 2000, net assets consisted of:

   Paid-in capital                                                $60,874,942
   Accumulated net realized gain from security transactions         7,893,155
   Unrealized appreciation on investments                          19,691,062
                                                                  -----------
       Net assets applicable to outstanding shares of beneficial
        interest                                                  $88,459,159
                                                                  ===========

   In order for the Fund's capital accounts and distributions to reflect the tax character of certain transactions $711,113 of net operating losses was reclassified to paid-in capital, and $739,084 of short-term capital gains was reclassified to undistributed net investment income during the year ended May 31, 2000. The results of operations and net assets were not af-fected by the reclassification.

                          [CAPITAL INCOME FUND GRAPH]
     Comparison of change in value of $10,000 in the Capital Income Fund,
       MSCI World Index and the Consumer Price Index, year ended May 31.
                         1990      1991     1992     1993     1994      1995
Capital Income Fund    $10,000   $10,963  $11,747  $12,886   $13,503   $15,269
MSCI World Index        10,000    10,126   10,304   11,793    12,990    14,411
Consumer Price Index    10,000    10,495   10,813   11,161    11,416    11,780
                        1996      1997      1998     1999       2000
Capital Income Fund   $17,965   $21,994   $27,655   $29,369   $32,145
MSCI World Index       17,057    20,054    24,158    27,428    31,254
Consumer Price Index   12,121    12,392    12,601    12,864    13,253
                                AVERAGE ANNUAL
                                 TOTAL RETURN
                          1 Year    5 Year    10 Year
                           7.99%    16.06%    12.39%
           Past performance is not predictive of future performance

                        AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                            SCHEDULE OF INVESTMENTS
                                  May 31, 2000

                                                   Shares   Value
                                                   ------   -----
MUTUAL FUNDS -- 75.32%
Large Cap Core Funds -- 27.47%
Kemper Blue Chip Fund                              52,026 $1,098,790
Principal Preservation S&P 100 Plus Portfolio      41,910  1,840,312
                                                          ----------
                                                           2,939,102
                                                          ----------
Large Cap Value Funds -- 9.33%
Fidelity Advisor Growth & Income Fund              53,599    998,023
                                                          ----------
Multi Cap Core Funds -- 0.70%
Vanguard Index Trust Total Stock Market Portfolio   2,378     74,858
                                                          ----------
Mid Cap Core Funds -- 6.07%
T. Rowe Price Extended Equity Market Index Fund    51,652    649,277
                                                          ----------
Equity Income Funds -- 3.11%
T. Rowe Price Equity Income Fund                   13,572    333,068
                                                          ----------
European Region Funds -- 8.86%
Goldman Sachs European Equity Fund                 24,271    336,651
Kemper New Europe Fund                             36,057    611,538
                                                          ----------
                                                             948,189
                                                          ----------
Latin American Funds -- 6.12%
Van Kampen American Capital Latin American Fund    51,449    654,958
                                                          ----------
S&P 500 Funds -- 8.26%
Federated Index Trust Max-Cap Fund                 15,397    446,383
Vanguard Index Trust 500 Portfolio                  3,336    437,694
                                                          ----------
                                                             884,077
                                                          ----------
World Income Funds -- 5.40%
Bear Stearns Emerging Markets Debt Portfolio       58,276    577,525
                                                          ----------
 Total Mutual Funds
  (cost $6,820,711)                                        8,059,077
                                                          ----------

The accompanying notes are an integral part of the financial statements.

                                                         Shares    Value
                                                         ------    -----
COMMON STOCKS -- 5.56%
Automobiles & Trucks -- 1.71%
General Motors Corp.                                      2,600 $   183,625
                                                                -----------
Banks -- 3.85%
First Union Corp.                                         4,000     140,750
Keycorp                                                   6,000     126,000
Bank One Corp.                                            4,400     145,475
                                                                -----------
                                                                    412,225
                                                                -----------
 Total Common Stocks
  (cost $557,365)                                                   595,850
                                                                -----------
U.S. TREASURY NOTES -- 8.03%
U.S. Treasury Note 5.625% due 5/15/2008 (cost $856,606)             859,184
                                                                -----------
EXCHANGE TRADED
 INDEX SHARES -- 11.09%
i Shares MSCI Belgium Index Fund                         18,000     236,250
i Shares MSCI Switzerland Index Fund                     15,000     236,250
i Shares MSCI Austria Index Fund                         32,000     254,000
i Shares MSCI United Kingdom Index Fund                  13,000     246,188
SPDR -- S&P 500 Index                                     1,500     213,750
                                                                -----------
  Total Exchange Traded Index Shares
   (cost $1,143,418)                                              1,186,438
                                                                -----------
  Total Investments
   (cost $9,378,100)                                            $10,700,549
                                                                ===========

                        AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                  May 31, 2000

Assets:
 Investments at value (identified cost of $9,378,100)              $10,700,549
 Cash                                                                  342,406
 Receivable for shareholder purchases                                   50,000
 Other assets                                                           12,820
                                                                   -----------
    Total assets                                                    11,105,775
                                                                   -----------
Liabilities:
 Accrued distribution fees                                               3,629
 Accrued advisory fees                                                   5,554
 Other liabilities                                                      22,147
                                                                   -----------
    Total liabilities                                                   31,330
                                                                   -----------
     Net assets                                                    $11,074,445
                                                                   ===========
Shares of beneficial interest outstanding (unlimited number of no
 par value shares authorized)                                          485,023
                                                                   ===========
Net asset value and offering price per share outstanding           $     22.83
                                                                   ===========

The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                            STATEMENT OF OPERATIONS
                        for the year ended May 31, 2000

Investment income:
 Dividends                                                  $  236,270
 Interest                                                       62,659
                                                            ----------
    Total income                                               298,929
                                                            ----------
Expenses:
 Investment advisory fees                                       80,171
 Distribution fees                                              66,809
 Transfer agent fees                                            43,527
 Custodial fees                                                  5,004
 Professional fees                                              16,777
 Registration fees                                              15,067
 Trustee fees                                                    3,174
 Insurance                                                       6,175
 Shareholder reports                                             5,464
 Miscellaneous                                                   2,554
                                                            ----------
                                                               244,722
 Less expenses waived by investment advisor and distributor    (54,398)
                                                            ----------
   Total expenses                                              190,324
                                                            ----------
   Net investment income                                       108,605
                                                            ----------
Realized and unrealized gain (loss) on investments:
 Net realized gain from security transactions                1,370,151
 Capital gain distributions from mutual funds                  461,475
 Change in unrealized appreciation on investments             (474,118)
                                                            ----------
    Net realized and unrealized gain on investments          1,357,508
                                                            ----------
     Net increase in net assets resulting from operations   $1,466,113
                                                            ==========

The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
                   for the years ended May 31, 2000 and 1999

                                                           2000         1999
                                                           ----         ----
Operations:
 Net investment income                                  $   108,605  $    10,517
 Net realized gain from security transactions             1,370,151      560,298
 Capital gain distributions from mutual funds               461,475      525,948
 Net change in unrealized appreciation on investments      (474,118)    (187,889)
                                                        -----------  -----------
    Increase in net assets resulting from operations      1,466,113      908,874
                                                        -----------  -----------
Distributions:
 From net investment income                                (295,335)
 From net realized gain on security transactions         (1,046,090)    (744,723)
                                                        -----------  -----------
    Decrease in net assets resulting from distributions  (1,341,425)    (744,723)
                                                        -----------  -----------
Capital share transactions:
 Proceeds from sale of 175,298 and 194,245 shares         4,098,482    4,300,974
 Value of 56,629 and 33,166 shares issued upon
  reinvestment of dividends                               1,240,231      706,114
 Cost of 347,160 and 131,961 shares redeemed             (8,212,124)  (2,940,127)
                                                        -----------  -----------
    Increase (decrease) in net assets resulting from
     capital share transactions                          (2,873,411)   2,066,961
                                                        -----------  -----------
    Total increase (decrease) in net assets              (2,748,723)   2,231,112
Net assets:
 Beginning of year                                       13,823,168   11,592,056
                                                        -----------  -----------
 End of year                                            $11,074,445  $13,823,168
                                                        ===========  ===========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                             FINANCIAL HIGHLIGHTS
                     for the five years ended May 31, 2000

                                   2000     1999     1998     1997    1996
                                   ----     ----     ----     ----    ----
For a share outstanding
 throughout each year:
Net asset value, beginning of
 year                             $ 23.03  $ 22.96  $ 19.92  $17.57  $17.21
                                  -------  -------  -------  ------  ------
Income from investment
 operations:
 Net investment income                .15      .02     0.16    0.32    0.34
 Net realized and unrealized gain
  on investments                     1.90     1.38     4.64    3.49    2.57
                                  -------  -------  -------  ------  ------
    Total income from investment
     operations                      2.05     1.40     4.80    3.81    2.91
                                  -------  -------  -------  ------  ------
Distributions:
 From net investment income          (.50)            (0.30)  (0.48)  (0.28)
 From net realized gain on
  security transactions             (1.75)   (1.33)   (1.46)  (0.98)  (2.27)
                                  -------  -------  -------  ------  ------
    Total distributions             (2.25)   (1.33)   (1.76)  (1.46)  (2.55)
                                  -------  -------  -------  ------  ------
     Net asset value, end of year $ 22.83  $ 23.03  $ 22.96  $19.92  $17.57
                                  =======  =======  =======  ======  ======
Total return(/1/)                    9.49%    6.57%   25.30%  22.43%  17.65%
Ratios/Supplemental Data:
 Net assets, end of year (000's
  omitted)                        $11,074  $13,823  $11,592  $8,098  $4,417
 Ratio of expenses to average net
  assets(/2/)                        1.43%    1.34%    1.47%   1.77%   2.22%
 Ratio of net investment income
  (loss) to average net assets       0.82%    0.09%    0.80%   1.84%   1.43%
 Portfolio turnover rate               53%      79%      33%     67%     40%

-----------

(/1/) Does not reflect contingent deferred sales charge.

(/2/) Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.84%, 1.94%, 2.07%, 2.38% and 2.82%, respectively.

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                         NOTES TO FINANCIAL STATEMENTS

1. Organization:

   American Pension Investors Trust (the "Trust") is organized as a Massachu-setts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is comprised of six separate portfolios. The accom-panying financial statements include only the Capital Income Fund (the "Fund").

   The Fund's primary investment objective is to seek to achieve high current income. The Fund's secondary objective is growth of capital and income. The Fund seeks to achieve its objectives by investing primarily in mutual funds ("underlying funds"), at least 65% of which seek to achieve an objective of high current income by investing in income-producing equity securities, long or short-term bonds and other fixed-income securities (such as U.S. government securities, commercial paper and preferred stock).

2. Significant Accounting Policies:

  a. Portfolio Valuation

     The investments of the Fund consist primarily of mutual funds that are valued daily at their respective closing net asset values in accordance with the 1940 Act. Equity securities listed or regularly traded on a se-curities exchange are valued at the last quoted sales price on the ex-change where they are principally traded.

  b. Security Transactions and Investment Income

     Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Divi-dend income and distributions to shareholders are recorded on the ex-div-idend date. Interest income and expenses are recorded on an accrual ba-sis.

  c. Federal Income Taxes

     The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment compa-nies and to distribute substantially all of its investment company tax-able income to its shareholders. Therefore, no federal income tax provi-sion is required.

     As of May 31, 2000, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation on a federal income tax ba-sis, and the gross unrealized appreciation and depreciation with respect to securities where there is an excess of value over tax cost or tax cost over value were $9,392,320, $1,308,229, $1,427,895 and $119,666, respec-
     tively.

  d. Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                   NOTES TO FINANCIAL STATEMENTS, Continued

2. Significant Accounting Policies, continued:

     amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual re-sults could differ from those estimates.

  e. Cash and Cash Equivalents

     Cash and cash equivalents include amounts invested in overnight money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.

3. Investment Advisory Agreement:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose princi-pal stockholder is also a trustee of the Trust, serves as the Fund's in-vestment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .60% of the av-erage daily net assets of the Fund. The Advisor reduces its advisory fees (not below zero) to the extent that the Distributor (see Note 4) receives any dealer reallowances or 12b-1 fees resulting from the Fund's purchase of shares of underlying funds. During the year ended May 31, 2000, the Advisor waived $52,413 of its fees.

4. Distribution Plan and Fees:

   Yorktown Distributors, Inc. (the "Distributor") distributes shares of the Fund pursuant to a Rule 12b-1 distribution plan adopted by the Trust. The plan provides that the Distributor shall receive an annual fee of .50% of the Fund's average daily net assets. The Distributor waives a portion of its fees pursuant to certain rules of the National Association of Securi-ties Dealers, Inc. ("NASD"). Under these rules, 12b-1 fees received by Dis-tributors are combined with those charged by the underlying funds in deter-mining the maximum percentage limits currently permitted by the NASD. Dur-ing the year ended May 31, 2000, the Distributor waived $1,985 of its fees.

   In addition, to the extent possible, the Distributor is generally desig-nated as the dealer entitled to receive the dealer reallowance portion of the sales charge on purchases of underlying load fund shares by the Fund. During the year ended May 31, 2000, the Distributor received $34,498 from brokerage commissions earned on its execution of purchases of portfolio in-vestments for the Fund. The principal stockholder of the Distributor is also a trustee of the Trust.

   A 1.50% contingent deferred sales charge in generally imposed on redemp-tions made within five years of the date that Fund shares are purchased.

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                   NOTES TO FINANCIAL STATEMENTS, Continued


5. Investment Activity:

   For the year ended May 31, 2000, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $6,837,013 and $10,337,126, respectively.

6. Composition of Net Assets:

   At May 31, 2000, net assets consisted of:

   Paid-in capital                                                $ 8,057,766
   Accumulated net investment income                                   40,712
   Accumulated net realized gain from security transactions         1,653,518
   Unrealized appreciation on investments                           1,322,449
                                                                  -----------
       Net assets applicable to outstanding shares of beneficial
        interest                                                  $11,074,445
                                                                  ===========

   In order for the Fund's capital accounts and distributions to reflect the tax character of certain transactions, $127,306 of short-term capital gains was reclassified to undistributed net investment income during the year ended May 31, 2000. The results of operations and net assets were not af-fected by the reclassification.

                        [MULTIPLE INDEX TRUST GRAPH]
      Comparison of change in value of $10,000 in the Multiple Index Trust,
         MSCI World Index and the Consumer Price Index, for the period
           July 2, 1997 (Commencement of Operations) to May 31, 2000.
                        7/2/97    5/31/98   5/31/99   5/31/2000
Multiple Index Trust   $10,000    $11,199   $13,159    $15,569
Consumer Price Index    10,000     11,472    13,026     14,842
MSCI World Index        10,000     10,156    10,368     10,682
                               AVERAGE ANNUAL
                                TOTAL RETURN
                                         Since
                        1 Year         Inception
                        17.96%          16.38%
Past performance is not predictive of future performance

                        AMERICAN PENSION INVESTORS TRUST
                              MULTIPLE INDEX TRUST
                            SCHEDULE OF INVESTMENTS
                                  May 31, 2000

                                                         Shares    Value
                                                         ------    -----
MUTUAL FUNDS -- 67.93%
Large Cap Growth Funds -- 6.04%
Rydex Series Trust OTC Fund                              26,913 $   659,114
                                                                -----------
Large Cap Core Funds -- 7.64%
Principal Preservation S&P 100 Plus Portfolio            18,990     833,871
                                                                -----------
Multi Cap Core Funds -- 3.89%
Vanguard Index Total Stock Market Portfolio              13,484     424,351
                                                                -----------
Mid Cap Core Funds -- 3.17%
T. Rowe Price Extended Equity Market Index Fund          27,510     345,805
                                                                -----------
Mid Cap Value Funds -- 0.40%
Federated Index Trust Mid-Cap Fund                        2,367      43,722
                                                                -----------
Emerging Markets Fund -- 1.00%
Vanguard International Index Emerging Markets Portfolio  10,191     108,849
                                                                -----------
Small Cap Value Funds -- 1.43%
Vanguard Index Small Cap Value                           18,679     156,719
                                                                -----------
International Funds -- 9.18%
Deutsche EAFE Equity Index Fund                          67,628     906,217
Vanguard Total International Index Fund                   7,337      96,198
                                                                -----------
                                                                  1,002,415
                                                                -----------
Pacific Region Funds -- 1.63%
Vanguard International Index Pacific Portfolio           16,613     177,433
                                                                -----------
S&P Index Objective Funds -- 20.94%
Federated Index Trust Max-Cap Fund                       14,256     413,288
T. Rowe Price Equity Index Fund                          14,478     554,509
SSGA S&P 500 Index Fund                                  23,934     591,652
Vanguard Index Trust 500 Portfolio                        5,535     726,197
                                                                -----------
                                                                  2,285,646
                                                                -----------
Science & Technology Funds -- 12.61%
Principal Preservation Tech 100 Index Portfolio          36,483   1,375,777
                                                                -----------
 Total Mutual Funds (cost $5,641,401)                             7,413,702
                                                                -----------
EXCHANGE TRADED INDEX SHARES -- 32.07%
Diamonds Trust Series                                    16,300   1,716,085
i Shares Japan Index Fund                                12,000     172,500
SPDR -- S&P Mid Cap 400 Index                             6,000     525,375
SPDR -- Nasdaq 100 Index                                  4,500     373,570
SPDR -- S&P 500 Index                                     5,000     712,500
                                                                -----------
 Total Exchange Traded Index Shares (cost $3,331,471)             3,500,030
                                                                -----------
 Total Investments (cost $8,972,872)                            $10,913,732
                                                                ===========

The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                              MULTIPLE INDEX TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                                  May 31, 2000

Assets:
 Investments at value (identified cost of $8,972,872)              $10,913,732
 Cash                                                                  461,931
 Receivable for shareholder purchases                                   37,232
 Other assets                                                            5,855
                                                                   -----------
    Total assets                                                    11,418,750
                                                                   -----------
Liabilities:
 Other liabilities                                                      14,595
                                                                   -----------
    Total liabilities                                                   14,595
                                                                   -----------
     Net assets                                                    $11,404,155
                                                                   ===========
Shares of beneficial interest outstanding (unlimited number of no
 par value shares authorized)                                          762,333
                                                                   ===========
Net asset value and offering price per share outstanding           $     14.96
                                                                   ===========

The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                              MULTIPLE INDEX TRUST
                            STATEMENT OF OPERATIONS
                        for the year ended May 31, 2000

Investment income:
 Dividends                                                $   74,506
 Interest                                                     25,064
                                                          ----------
    Total income                                              99,570
                                                          ----------
Expenses:
 Investment advisory fees                                     61,328
 Transfer agent fees                                          28,706
 Custodial fees                                                5,122
 Professional fees                                            12,544
 Registration fees                                            14,732
 Trustee fees                                                  1,405
 Insurance                                                     2,686
 Shareholder reports                                           3,442
 Miscellaneous                                                 2,138
                                                          ----------
                                                             132,103
 Less expenses waived by investment advisor                  (22,392)
                                                          ----------
   Total expenses                                            109,711
                                                          ----------
   Net investment loss                                       (10,141)
                                                          ----------
Realized and unrealized gain (loss) on investments:
 Net realized gain from security transactions                  7,942
 Capital gain distributions from mutual funds                119,285
 Change in unrealized appreciation on investments          1,163,488
                                                          ----------
    Net realized and unrealized gain on investments        1,290,715
                                                          ----------
     Net increase in net assets resulting from operations $1,280,574
                                                          ==========

The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                              MULTIPLE INDEX TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS
                   for the years ended May 31, 2000 and 1999

                                                        2000         1999
                                                        ----         ----
Operations:
 Net investment loss                                 $   (10,141) $    (3,503)
 Net realized gain (loss) from security transactions       7,942      (52,747)
 Capital gain distributions from mutual funds            119,285      113,199
 Net change in unrealized appreciation on
  investments                                          1,163,488      626,075
                                                     -----------  -----------
    Increase in net assets resulting from operations   1,280,574      683,024
                                                     -----------  -----------
Distributions:
 From net investment income                              (14,574)
 From net realized gain on security transactions        (120,540)     (77,414)
                                                     -----------  -----------
    Decrease in net assets resulting from
     distributions                                      (135,114)     (77,414)
                                                     -----------  -----------
Capital share transactions:
 Proceeds from sale of 441,480 and 298,823 shares      6,476,107    3,530,158
 Value of 8,055 and 6,537 shares issued upon
  reinvestment of dividends                              125,703       75,303
 Cost of 129,254 and 142,195 shares redeemed          (1,955,431)  (1,678,936)
                                                     -----------  -----------
    Increase in net assets resulting from capital
     share transactions                                4,646,379    1,926,525
                                                     -----------  -----------
    Total increase in net assets                       5,791,839    2,532,135
Net assets:
 Beginning of year                                     5,612,316    3,080,181
                                                     -----------  -----------
 End of year                                         $11,404,155  $ 5,612,316
                                                     ===========  ===========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                             FINANCIAL HIGHLIGHTS
                 for the years ended May 31, 2000 and 1999 and
                      the period ended May 31, 1998(/1/)

                                                   2000      1999     1998
                                                   ----      ----     ----
For a share outstanding throughout the period:
Net asset value, beginning of year/period         $ 12.70   $11.04   $10.00
                                                  -------   ------   ------
Income from investment operations:
 Net investment income (loss)                       (0.01)   (0.01)    0.03
 Net realized and unrealized gain on investments     2.49     1.91     1.16
                                                  -------   ------   ------
    Total income from investment operations          2.48     1.90     1.19
                                                  -------   ------   ------
Distribution:
 From net investment income                         (0.12)            (0.03)
 From net realized gain on security transactions    (0.10)   (0.24)   (0.12)
                                                  -------   ------   ------
    Total distributions                             (0.22)   (0.24)   (0.15)
                                                  -------   ------   ------
     Net asset value, end of year/period          $ 14.96   $12.70   $11.04
                                                  =======   ======   ======
Total return(/2/)                                   19.46%   17.49%   11.99%
Ratios/Supplemental Data:
 Net assets, end of period (000's omitted)        $11,404   $5,612   $3,080
 Ratio of expenses to average net assets(/3/)        1.24%    1.23%    0.71%
 Ratio of net investment income (loss) to average
  net assets                                        (0.11)%  (0.09)%   0.36%
 Portfolio turnover rate                               17%      35%      49%

-----------

(/1/) Commencement of operations was July 2, 1997.

(/2/) Does not reflect contingent deferred sales charge.

(/3/) Without fees waived/reimbursed by the investment advisor, the ratio of expenses to average net assets would have been 1.50%, 2.16% and 2.75%, respectively.

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                         NOTES TO FINANCIAL STATEMENTS

1. Organization:

   American Pension Investors Trust (the "Trust") is organized as a Massachu-setts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is comprised of six separate portfolios. The accom-panying financial statements include only the Multiple Index Trust (the "Fund").

   The Fund's investment objective is to maximize total return from capital growth and income. The Fund seeks to achieve its ojbective by investing at least 65% of its total assets in shares of other open-end investment compa-nies whose portfolios mirror those of one index or another of market secu-rities. A 1.50% contingent deferred sales charge is generally imposed on redemptions made within five years of the date that fund shares are pur-chased.

2. Significant Accounting Policies:

  a. Portfolio Valuation

     The investments of the Fund consist primarily of mutual funds that are valued daily at their respective closing net asset values in accordance with the 1940 Act. Equity securities listed or regularly traded on a se-curities exchange are valued at the last quoted sales price on the ex-change where they are principally traded.

  b.Security Transactions and Investment Income

     Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Divi-dend income and distributions to shareholders are recorded on the ex-div-idend date. Interest income and expenses are recorded on an accrual ba-sis.

  c.Federal Income Taxes

     The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment compa-nies and to distribute substantially all of its investment company tax-able income to its shareholders. Therefore, no federal income tax provi-sion is required.

     As of May 31, 2000, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation on a federal income tax ba-sis, and the gross unrealized appreciation and depreciation with respect to securities where there is an excess of value over tax cost or tax cost over value were $8,972,872, $1,940,860, $2,082,349 and $141,489, respec-
     tively.

  d.Cash and Cash Equivalents

     Cash and cash equivalents include amounts invested in overnight money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                   NOTES TO FINANCIAL STATEMENTS, Continued

2. Significant Accounting Policies, continued:

  e. Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Advisory Agreement:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose princi-pal stockholder is also a trustee of the Trust, serves as the Fund's in-vestment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .70% of the av-erage daily net assets of the Fund. For the year ended May 31, 2000, the Advisor waived $22,392 of its advisory fees.

4. Investment Activity:

   For the period ended May 31, 2000, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $6,264,079 and $1,450,542, respectively.

5. Composition of Net Assets:

   At May 31, 2000, net assets consisted of:

   Paid-in capital                                              $ 9,436,045
   Accumulated net realized gain from security transactions          27,250
   Unrealized appreciation on investments                         1,940,860
                                                                -----------
     Net assets applicable to outstanding shares of beneficial
      interest                                                  $11,404,155
                                                                ===========

   In order for the Fund's capital accounts and distributions to reflect the tax character of certain transactions, $10,141 of net operating losses was reclassified to offset short-term capital gains during the year ended May 31, 2000. The results of operations and net assets were not affected by the reclassification.

                      [YORKTOWN CLASSIC VALUE TRUST GRAPH]
  Comparison of change in value of $10,000 in the Yorktown Classic Value Trust, the S&P 500 and the Consumer Price Index, for the period
           November 2, 1992 (Commencement of Operations) to May 31.
                                1992     1993     1994     1995     1996
Yorktown Classic Value Trust  $10,000  $10,340  $10,129  $13,239  $14,082
Consumer Price Index           10,000   10,155   10,387   10,718   11,020
Standard & Poor's 500          10,000   10,583   11,034   13,259   17,032
                                1997     1998     1999     2000
Yorktown Classic Value Trust  $16,982  $19,424  $22,624  $24,789
Consumer Price Index           11,275   11,465   11,789   12,146
Standard & Poor's 500          22,038   28,783   34,608   38,231
                               AVERAGE ANNUAL
                                TOTAL RETURN
                                             Since
                       1 Year    5 Year    Inception
                       8.11%     13.37%      12.71%
Past performance is not predictive of future performance

                          YORKTOWN CLASSIC VALUE TRUST
                            SCHEDULE OF INVESTMENTS
                                  May 31, 2000

                                 Shares    Value
                                 ------    -----
Autos & Trucks -- 1.35%
Ford Motor Co.                     5,000 $  242,813
                                         ----------
Banks -- 12.65%
Firstar Corp.                     32,000    818,000
J.P. Morgan & Co. Inc.             1,800    231,750
National City Corp.               39,000    780,000
Wachovia Corp.                     6,500    449,312
                                         ----------
                                          2,279,062
                                         ----------
Chemicals -- 3.07%
Cytec Industries Inc.             15,000    406,875
du Pont (E.I.) de Nemours & Co.    3,000    147,000
                                         ----------
                                            553,875
                                         ----------
Computer Software &
 Services -- 3.20%
First Data Corp.                  10,300    577,444
                                         ----------
Diversified Companies -- 19.66%
Citi Group                        36,000  2,238,750
Service Corp. International       30,000     93,750
Tyco International Limited        18,000    847,125
United Technologies Corp.          6,000    362,625
                                         ----------
                                          3,542,250
                                         ----------
Drugs -- 4.75%
Bristol Myers Squibb Co.           2,000    110,125
Merck & Co. Inc.                  10,000    746,250
                                         ----------
                                            856,375
                                         ----------
Electronics -- 1.33%
Paxar Corp.                       23,800    239,488
                                         ----------
Financial Services -- 13.64%
American Express Co.              27,000  1,452,938
Phoenix Investment Partners      120,000  1,005,000
                                         ----------
                                          2,457,938
                                         ----------

                                             Shares    Value
                                             ------    -----
Insurance -- 4.90%
American General Corp.                        4,300 $   275,469
Allstate Corp.                               11,000     291,500
Aon Corp.                                     9,000     316,125
                                                    -----------
                                                        883,094
                                                    -----------
Office Supplies &
 Equipment -- 0.75%
Xerox Corp.                                   5,000     135,625
                                                    -----------
Paper & Forest
 Products -- 0.97%
International Paper Co.                       5,000     174,062
                                                    -----------
Retail -- 5.27%
Radioshack Corp.                              2,000      85,250
Wal Mart Stores Inc.                         15,000     864,375
                                                    -----------
                                                        949,625
                                                    -----------
S&P Depositary
 Receipts -- 7.89%
SPDR -- S&P 500 Index                         7,600   1,083,000
SPDR -- Financial Sector Index               13,500     338,133
                                                    -----------
                                                      1,421,133
                                                    -----------
Securities Brokerage -- 15.07%
Lehman Brothers Holdings Inc.                13,800   1,065,187
Morgan Stanley, Dean Witter, Discover & Co.  16,400   1,179,775
Raymond James Financial Inc.                 24,000     471,000
                                                    -----------
                                                      2,715,962
                                                    -----------
Telecommunications
 Equipment -- 3.50%
Lucent Technologies                          11,000     631,126
                                                    -----------
Thrift -- 2.00%
Fannie Mae                                    6,000     360,750
                                                    -----------
  Total Investments
   (cost $13,466,195)                               $18,020,622
                                                    ===========

    The accompanying notes are an integral part of the financial statments.

                          YORKTOWN CLASSIC VALUE TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                                  May 31, 2000

Assets:
 Investments at value (identified cost of $13,466,195)             $18,020,622
 Cash                                                                      504
 Receivable for shareholder purchases                                   30,000
 Other assets                                                           30,088
                                                                   -----------
    Total assets                                                    18,081,214
                                                                   -----------
Liabilities:
 Accrued distribution fees                                              10,704
 Accrued advisory fees                                                   8,920
 Borrowings for purchase of securities                               4,165,000
 Accrued interest expense                                               23,682
 Other liabilities                                                      15,785
                                                                   -----------
    Total liabilities                                                4,224,091
                                                                   -----------
     Net assets                                                    $13,857,123
                                                                   ===========
Shares of beneficial interest outstanding (unlimited number of no
 par value shares authorized)                                          869,602
                                                                   ===========
Net asset value and offering price per share outstanding           $     15.94
                                                                   ===========

The accompanying notes are an integral part of the financial statements.

                          YORKTOWN CLASSIC VALUE TRUST
                            STATEMENT OF OPERATIONS
                        for the year ended May 31, 2000

Investment Income:
 Dividends                                                $  268,311
 Interest                                                      2,640
                                                          ----------
    Total income                                             270,951
                                                          ----------
Expenses:
 Investment advisory fees                                    146,489
 Distribution fees                                           146,489
 Transfer agent fees                                          38,930
 Custodial fees                                               10,386
 Professional fees                                            19,578
 Registration fees                                            12,802
 Trustee fees                                                  3,031
 Insurance                                                     7,293
 Shareholder reports                                           5,359
 Miscellaneous                                                 2,899
                                                          ----------
                                                             393,256
 Less expenses waived by investment advisor                  (24,415)
                                                          ----------
   Total operating expenses                                  368,841
 Interest expense                                            280,365
                                                          ----------
   Total expenses                                            649,206
                                                          ----------
   Net investment loss                                      (378,255)
                                                          ----------
Realized and unrealized gain (loss) on investments:
 Net realized gain from security transactions              1,031,851
 Change in unrealized appreciation on investments            298,673
                                                          ----------
    Net realized and unrealized gain on investments        1,330,524
                                                          ----------
     Net increase in net assets resulting from operations $  952,269
                                                          ==========

The accompanying notes are an integral part of the financial statements.

                          YORKTOWN CLASSIC VALUE TRUST
                            STATEMENT OF CASH FLOWS
                        for the year ended May 31, 2000

Cash provided (used) by financing activities:
 Sales of capital shares                             $ 29,345,021
 Repurchase of capital shares                         (31,946,998)
                                                     ------------
 Cash used in capital share transactions               (2,601,977)
 Cash used in borrowing, net of borrowings repaid of
  $45,553,500                                          (2,149,000)
 Dividends and distributions paid in cash                 (53,143)
                                                     ------------
                                                                   $(4,804,120)
Cash provided (used) by operations:
 Purchases of portfolio securities                   $(22,992,740)
 Proceeds from sales of portfolio securities           28,177,392
                                                     ------------
                                                        5,184,652
                                                     ------------
 Net investment loss                                     (378,255)
 Net change in receivables/payables related to
  operations                                               (2,447)
                                                     ------------
                                                         (380,702)
                                                     ------------
                                                                     4,803,950
                                                                   -----------
 Net decrease in cash                                                     (170)
 Cash, beginning of year                                                   674
                                                                   -----------
  Cash, end of year                                                $       504
                                                                   ===========

The accompanying notes are an integral part of the financial statements.

                          YORKTOWN CLASSIC VALUE TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS
                   for the years ended May 31, 2000 and 1999

                                                         2000         1999
                                                         ----         ----
Operations:
 Net investment loss                                 $   (378,255) $  (401,292)
 Net realized gain from security transactions           1,031,851    1,825,485
 Net change in unrealized appreciation on
  investments                                             298,673    1,494,445
                                                     ------------  -----------
    Increase in net assets resulting from operations      952,269    2,918,638
                                                     ------------  -----------
Distributions:
 From net realized gains on security transactions      (1,695,717)  (1,138,299)
                                                     ------------  -----------
    Decrease in net assets resulting from
     distributions                                     (1,695,717)  (1,138,299)
                                                     ------------  -----------
Capital share transactions:
 Proceeds from sale of 1,872,518 and 371,908 shares    29,318,121    5,470,120
 Value of 115,017 and 85,247 shares issued upon
  reinvestment of dividends                             1,642,574    1,115,888
 Cost of 2,086,490 and 405,320 shares redeemed        (31,946,998)  (6,443,042)
                                                     ------------  -----------
    Increase (decrease) in net assets resulting from
     capital share transactions                          (986,303)     142,966
                                                     ------------  -----------
    Total increase (decrease) in net assets            (1,729,751)   1,923,305
Net assets:
 Beginning of year                                     15,586,874   13,663,569
                                                     ------------  -----------
 End of year                                         $ 13,857,123  $15,586,874
                                                     ============  ===========

The accompanying notes are an integral part of the financial statements.

                         YORKTOWN CLASSIC VALUE TRUST
                             FINANCIAL HIGHLIGHTS
                     for the five years ended May 31, 2000

                              2000      1999      1998      1997      1996
                              ----      ----      ----      ----      ----
For a share outstanding
 throughout each year:
Net asset value, beginning
 of year                     $ 16.09   $ 14.90   $ 14.23   $ 12.00   $12.98
                             -------   -------   -------   -------   ------
Income from investment
 operations:
 Net investment loss           (0.43)    (0.41)    (0.47)    (0.25)   (0.28)
 Net realized and unrealized
  gain on investments           1.78      2.79      2.19      2.69     0.93
                             -------   -------   -------   -------   ------
    Total income from
     investment operations      1.35      2.38      1.72      2.44     0.65
                             -------   -------   -------   -------   ------
Distributions:
 From net realized gain on
  security transactions        (1.50)    (1.19)    (1.05)    (0.21)   (1.63)
                             -------   -------   -------   -------   ------
    Total distributions        (1.50)    (1.19)    (1.05)    (0.21)   (1.63)
                             -------   -------   -------   -------   ------
     Net asset value, end of
      year                   $ 15.94   $ 16.09   $ 14.90   $ 14.23   $12.00
                             =======   =======   =======   =======   ======
Total return(/1/)               9.61%    17.80%    13.02%    20.59%    6.36%
Ratios/Supplemental Data:
 Net assets, end of year
  (000's omitted)            $13,857   $15,587   $13,664   $13,060   $9,072
 Ratio of operating expenses
  to average net assets(/2/)    2.27%     2.44%     2.54%     2.65%    2.68%
 Ratio of total expenses to
  average net assets(/3/)       4.00%     4.77%     5.52%     5.20%    6.22%
 Ratio of net investment
  loss to average net assets   (2.33)%   (2.82)%   (3.08)%   (2.50)%  (2.67)%
 Portfolio turnover rate         113%      187%      145%      115%     145%

-----------

(/1/) Does not reflect contingent deferred sales charge.

(/2/) Without fees waived by the investment advisor and distributor, the annualized ratio of operating expenses to average net assets would have been 2.42%, 2.60%, 2.69%, 2.80% and 2.87%, respectively.

(/3/) Without fees waived by the investment advisor and distributor, the annualized ratio of total expenses to average net assets would have been 4.15%, 4.92%, 5.67%, 5.35% and 6.41%, respectively.

The accompanying notes are an integral part of the financial statements.

                         YORKTOWN CLASSIC VALUE TRUST
                         NOTES TO FINANCIAL STATEMENTS
1. Organization:
   American Pension Investors Trust (the "Trust") is organized as a Massachu-setts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. It is comprised of six separate portfolios. The accompanying fi-nancial statements include only the Yorktown Classic Value Trust (the "Fund").

   The primary investment objective of the Fund is growth of capital; income is a secondary objective. The Fund seeks to achieve these objectives by in-vesting primarily in equity securities which the Fund's investment advisor believes are undervalued in relation to the quality of the securities and the long-term earning power of their issuers, regardless of short-term in-dicators.

2. Significant Accounting Policies:

  a. Portfolio Valuation
     Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the exchange where they are principally traded. Securities for which market quotations are not read-ily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

  b. Security Transactions and Investment Income
     Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Divi-dend income and distributions to shareholders are recorded on the ex-div-idend date. Interest income and expenses are recorded on an accrual ba-sis.

  c. Federal Income Taxes
     The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment compa-nies and to distribute substantially all of its investment company tax-able income to its shareholders. Therefore, no federal income tax provi-sion is required.

     As of May 31, 2000, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation on a federal income tax ba-sis, and the gross unrealized appreciation and depreciation with respect to securities where there is an excess of value over tax cost or tax cost over value were $13,565,933, $4,454,689, $5,176,759 and $722,070, respec-
     tively.

  d. Use of Estimates
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  e. Cash and Cash Equivalents
     Cash and cash equivalents include amounts invested in overnight money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.

                         YORKTOWN CLASSIC VALUE TRUST
                   NOTES TO FINANCIAL STATEMENTS, Continued

2. Significant Accounting Policies, continued:

  f. Borrowings
     The Fund is permitted to borrow up to one-third of the value of its net assets, before such borrowings, for investment purposes. Such borrowing is referred to as leveraging. As of May 31, 2000, the balance due for se-curities purchased through leveraging was $4,165,000. The average daily balance during the year ended May 31, 2000 was $3,972,616 or $3.75 per share, based on average shares outstanding of 1,059,458. The maximum amount of borrowings outstanding at any month-end during the year was $4,987,000. The Fund's investment securities are pledged as collateral under the borrowing arrangement.
     Interest is charged at a rate of 1.50% plus the Fed Funds rate (8.3125% as of May 31, 2000). Interest expense amounted to $280,365 for the year ended May 31, 2000.

3. Investment Advisory Agreement:
   Yorktown Management & Research Company, Inc. (the "Advisor"), whose princi-pal stockholder is also a trustee of the Trust, serves as the Fund's in-vestment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .90% of the av-erage daily net assets of the Fund. For the year ended May 31, 2000, the Advisor waived $24,415 of its fees.

4. Distribution Plan and Fees:
   Yorktown Distributors, Inc. (the "Distributor") distributes shares of the Fund pursuant to a Rule 12b-1 distribution plan adopted by the Trust. The plan provides that the Distributor shall receive an annual fee of .90% of the Fund's average daily net assets, which is comprised of .65% of distri-bution fees and .25% of service fees. The principal stockholder of the Dis-tributor is also a trustee of the Trust.

   A 1.50% contingent deferred sales charge is generally imposed on redemp-tions made within five years of the date that Fund shares are purchased.

5. Investment Activity:
   For the year ended May 31, 2000, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $22,992,740 and $28,177,392, respectively.

6.Composition of Net Assets:
  At May 31, 2000, net assets consisted of:

   Paid-in capital                                                $ 8,951,538
   Accumulated net realized gain from security transactions           351,158
   Unrealized appreciation on investments                           4,554,427
                                                                  -----------
       Net assets applicable to outstanding shares of beneficial
        interest                                                  $13,857,123
                                                                  ===========

  In order for the Fund's capital accounts and distributions to reflect the tax character of certain transactions, $378,255 of net operating losses was reclassified to offset short-term capital gains during the year ended May 31, 2000. The results of operations and net assets were not affected by the reclassification.

                          [TREASURIES TRUST GRAPH]
       Comparison of change in value of $10,000 in the Treasuries Trust,
            Lehman Brothers Intermediate Government Bond Index and
                          the Consumer Price Index,
   for the period July 2, 1997 (Commencement of Operations) to May 31, 2000.
                                7/2/97    5/31/98    5/31/99    5/31/2000
Treasuries Trust               $10,000    $10,933    $11,492     $11,491
Consumer Price Index            10,000     10,156     10,368      10,682
Lehman Brothers Intermediate
  Government Bond Index         10,000     10,760     11,302      11,641
                                AVERAGE ANNUAL
                                 TOTAL RETURN
                                            Since
                                1 Year    Inception
                                -0.20%      4.88%
Past performance is not predictive of future performance

                        AMERICAN PENSION INVESTORS TRUST
                                TREASURIES TRUST
                            SCHEDULE OF INVESTMENTS
                                  May 31, 2000

                                                  Principal    Value
                                                  ---------    -----
U.S. GOVERNMENT OBLIGATIONS -- 100.00%
United States Treasury Stripped Interest Payment
 Due 5/15/2008                                    $4,543,000 $2,727,172
 Due 5/15/2009                                     1,600,000    900,794
                                                             ----------
  Total investments (cost $3,653,089)                        $3,627,966
                                                             ==========

The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                                TREASURIES TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                                  May 31, 2000

Assets:
 Investments at value (identified cost of $3,653,089)              $3,627,966
 Cash                                                                 264,769
 Other assets                                                           2,767
                                                                   ----------
    Total assets                                                    3,895,502
                                                                   ----------
Liabilities:
 Other liabilities                                                      8,645
                                                                   ----------
    Total liabilities                                                   8,645
                                                                   ----------
     Net assets                                                    $3,886,857
                                                                   ==========
Shares of beneficial interest outstanding (unlimited number of no
 par value shares authorized)                                         387,981
                                                                   ==========
Net asset value and offering price per share outstanding           $    10.02
                                                                   ==========

The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                                TREASURIES TRUST
                            STATEMENT OF OPERATIONS
                        for the year ended May 31, 2000

Investment income:
 Interest                                                  $367,204
                                                           --------
Expenses:
 Investment advisory fees                                    19,299
 Transfer agent fees                                         20,778
 Custodial fees                                               2,983
 Professional fees                                            6,325
 Registration fees                                           15,193
 Trustee fees                                                 1,167
 Insurance                                                    2,444
 Shareholder reports                                          2,720
 Miscellaneous                                                1,858
                                                           --------
                                                             72,767
 Less expenses waived/reimbursed by investment advisor      (35,668)
                                                           --------
   Total expenses                                            37,099
                                                           --------
   Net investment income                                    330,105
                                                           --------
Realized and unrealized gain (loss) on investments:
 Net realized gain (loss) from security transactions       (461,898)
 Change in unrealized appreciation on investments           166,713
                                                           --------
    Net realized and unrealized gain (loss) on investments (295,185)
                                                           --------
     Net increase in net assets resulting from operations  $ 34,920
                                                           ========

The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                                TREASURIES TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS
                   for the years ended May 31, 2000 and 1999

                                                           2000         1999
                                                           ----         ----
Operations:
 Net investment income                                  $   330,105  $   254,041
 Net realized gain (loss) from security transactions       (461,898)      68,071
 Net change in unrealized appreciation on investments       166,713     (237,132)
                                                        -----------  -----------
    Increase in net assets resulting from operations         34,920       84,980
                                                        -----------  -----------
Distributions:
 From net investment income                                (247,811)    (243,264)
 From net realized gain on security transactions            (59,946)      (9,594)
                                                        -----------  -----------
    Decrease in net assets resulting from distributions    (307,757)    (252,858)
                                                        -----------  -----------
Capital share transactions:
 Proceeds from sale of 201,822 and 704,807 shares         2,061,420    7,650,095
 Value of 28,745 and 22,422 shares issued upon
  reinvestment of dividends                                 286,353      246,663
 Cost of 555,096 and 376,194 shares redeemed             (5,692,195)  (4,068,598)
                                                        -----------  -----------
    Increase (decrease) in net assets resulting from
     capital share transactions                          (3,344,422)   3,828,160
                                                        -----------  -----------
    Total increase (decrease) in net assets              (3,617,259)   3,660,282
Net assets:
 Beginning of year                                        7,504,116    3,843,834
                                                        -----------  -----------
 End of year                                            $ 3,886,857  $ 7,504,116
                                                        ===========  ===========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                             FINANCIAL HIGHLIGHTS
                   for the years ended May 31, 2000 and 1999
                      the period ended May 31, 1998(/1/)

                                                       2000    1999    1998
                                                       ----    ----    ----
For a share outstanding throughout the year/period:
Net asset value, beginning of year/period             $10.53  $10.63  $10.00
                                                      ------  ------  ------
Income from investment operations:
 Net investment income                                  0.80    0.58    0.43
 Net realized and unrealized gain (loss) on
  investments                                          (0.68)  (0.02)   0.49
                                                      ------  ------  ------
    Total income from investment operations             0.12    0.56    0.92
                                                      ------  ------  ------
Distributions:
 From net investment income                            (0.51)  (0.64)  (0.29)
 From net realized gain on security transactions       (0.12)  (0.02)
                                                      ------  ------  ------
    Total distributions                                (0.63)  (0.66)  (0.29)
                                                      ------  ------  ------
     Net asset value, end of period                   $10.02  $10.53  $10.63
                                                      ======  ======  ======
Total return(/2/)                                       1.30%   5.11%   9.33%
Ratios/Supplemental Data:
 Net assets, end of period (000's omitted)            $3,887  $7,504  $3,844
 Ratio of expenses to average net assets(/3/)           0.76%   0.87%   0.84%
 Ratio of net investment income to average net assets   6.72%   5.49%   5.85%
 Portfolio turnover rate                                 126%    231%      3%

-----------

(/1/)Commencement of operations was July 2, 1997.

(/2/)Does not reflect contingent deferred sales charge.

(/3/)Without fees waived/reimbursed by the investment advisor, the ratio of expenses to average net assets would have been 1.48%, 1.79% and 2.99%, respectively.

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                         NOTES TO FINANCIAL STATEMENTS

1. Organization:

   American Pension Investors Trust (the "Trust") is organized as a Massachu-setts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is comprised of six separate portfolios. The accom-panying financial statements include only the Treasuries Trust (the "Fund").

   The Fund's investment objective is to seek current income while limiting credit risk. The Fund seeks to achieve its objective by investing in obli-gations of the U.S. Treasury that are guaranteed as to principal and inter-est by the full faith and credit of U.S. government. A 1.50% contingent de-ferred sales charge is generally imposed on redemptions made within five years of the date that fund shares are purchased.

2. Significant Accounting Policies:

  a. Portfolio Valuation

     Fund assets are valued at current market value or, where unavailable, at fair value as determined in good faith by or under the direction of the Board of Trustees. U.S. Treasury securities are valued at the mean be-tween the bid and asked prices.

  b. Security Transactions and Investment Income

     Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dis-tributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

  c. Federal Income Taxes

     The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment compa-nies and to distribute substantially all of its investment company tax-able income to its shareholders. Therefore, no federal income tax provi-sion is required.

     As of May 31, 2000, the aggregate cost of investments for federal income tax purposes and the unrealized depreciation on a federal income tax ba-sis, where there is an excess of tax cost over value were $3,653,089 and $25,123, respectively.

     The Fund had a net realized capital loss carryforward for federal income tax purposes of $403,535 at May 31, 2000 which may be utilized to offset future capital gains until expiration in May 2008.

  d. Cash and Cash Equivalents

     Cash and cash equivalents include amounts invested in overnight money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                   NOTES TO FINANCIAL STATEMENTS, Continued

2. Significant Accounting Policies, continued:

  e. Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Advisory Agreement:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose princi-pal stockholder is also a trustee of the Trust, serves as the Fund's in-vestment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .40% of the av-erage daily net assets of the Fund. For the year ended May 31, 2000, the Advisor waived all of its fees in the amount of $19,299. In addition, the Advisor reimbursed $16,369 of the Fund's operating expenses.

4. Investment Activity:

   For the year ended May 31, 2000, purchases and sales of U.S. government ob-ligations amounted to $5,756,459 and $9,460,070, respectively. There were no purchases and sales of securities other than short-term obligations and U.S. government obligations.

5. Composition of Net Assets:

   At May 31, 2000, net assets consisted of:

   Paid-in capital                                                $ 4,229,867
   Accumulated net investment income                                  144,011
   Accumulated net realized loss from security transactions          (461,898)
   Unrealized depreciation on investments                             (25,123)
                                                                  -----------
       Net assets applicable to outstanding shares of beneficial
        interest                                                  $3, 886,857
                                                                  ===========

                         [PRICEWATERHOUSECOOPERS LOGO]

                       Report of Independent Accountants

To the Board of Trustees American Pension Investors Trust and Shareholders of
 Growth Fund, Capital Income Fund, Multiple Index Trust, Yorktown Clasic Value Trust, and Treasuries Trust:

In our opinion, the accompanying statements of assets and liabilities, includ-ing the schedules of investments, and the related statements of operations, of cash flows and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Pension Investors Trust (comprised of the Growth Fund, Capital Income Fund, Multiple Index Trust, Yorktown Classic Value Trust, and Treasuries Trust, collectively referred to as the "Funds"), at May 31, 2000, the results of each of their op-erations, the cash flows for Yorktown Classic Value Trust, the changes in each of their net assets and the financial highlights for each of the fiscal peri-ods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (here-after referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these finan-cial statements based on our audits. We conducted our audits of these finan-cial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of mate-rial misstatement. An audit includes examining, on a test basis, evidence sup-porting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluation the overall financial statements presentation. We believe that our audits, which included confirmation of securities at May 31, 2000 by corre-spondence with custodians and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Baltimore, Maryland
June 16, 2000

                              SHAREHOLDER SERVICES
                                   API Trust
                                 P.O. Box 8595
                        Boston, Massachusetts 02266-8595
                                 (888) 933-8274

                           For Overnight Deliveries:

                                   API Trust
                                66 Brooks Drive
                         Braintree, Massachusetts 02184

                               EXECUTIVE OFFICES
                        American Pension Investors Trust
                                 P.O. Box 2529
                              2303 Yorktown Avenue
                           Lynchburg, Virginia 24501
                                 (800) 544-6060

                            INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                             250 West Pratt Street
                           Baltimore, Maryland 21201

                    This report is submitted for the general
                 information of the shareholders of the Trust.
                The report is not authorized for distribution to
               prospective investors in the Trust unless preceded
                   or accompanied by an effective Prospectus.

                                www.apitrust.com